Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of calculations of basic and diluted earnings per common share
Presented below is a summary of the components used to calculate basic and diluted earnings per common share, which have been restated for all stock dividends.

(dollars in thousands, except per share data)	2021	2020	2019
Basic earnings per share:
Net income available to shareholders	$22,517	$14,293	$16,114
Average shares outstanding	6,617,072	6,744,299	6,780,183
Basic earnings per share	$3.40	$2.12	$2.38
Diluted earnings per share:
Net income available to shareholders	$22,517	$14,293	$16,114
Average shares outstanding	6,617,072	6,744,299	6,780,183
Diluted earnings per share	$3.40	$2.12	$2.38